Short-Term Investments	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments
3.
SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Variable rate financial instruments	70,542	142,084
Total	70,542	142,084

Variable rate instruments represent financial products with variable interest rates and unsecured principal but no restriction on withdrawal. The Group elects the fair value option to record them at fair value in accordance with ASC 825 Financial Instruments.